[Logo - Amundi US]




							February 5, 2025



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Series Trust XIV (the "Trust")
     (File Nos. 333-71813 and 811-09223)
     CIK No. 0001077452

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the forms of prospectus relating to Pioneer Strategic Income Fund, Pioneer Global Sustainable Growth Fund, Pioneer Global Sustainable Value Fund and Pioneer Intrinsic Value Fund (the "Funds"), each a series of the Trust, and the statements of additional information relating to Pioneer Strategic Income Fund, Pioneer
Global Sustainable Growth Fund and Pioneer Global Sustainable Value
Fund that would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 51 to the Trust's registration statement on Form N-1A, filed electronically with the Securities and Exchange Commission on January 28, 2025
(SEC Accession No. 0001193125-25-014304).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4388.

					Very truly yours,

					/s/ Daniel J. Hynes
					-------------------------
   					Daniel J. Hynes
   					Senior Legal Product Manager


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Amundi Asset Management US, Inc.
60 State Street
Boston, MA  02109-1820